Related Party Transactions (Details) - Schedule of Long-Term Borrowings from Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Long-Term Borrowings from Related Parties [Line Items]
Long-term borrowings from related parties		$ 1,437,303	$ 1,455,649
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of Long-Term Borrowings from Related Parties [Line Items]
Long-term borrowings from related parties	[1]		18,346
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of Long-Term Borrowings from Related Parties [Line Items]
Long-term borrowings from related parties	[2]	$ 1,437,303	$ 1,437,303

[1]	On December 31, 2019, the Company borrowed $1,499,998 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $153 and $770, respectively. On May 25, 2023, the principal amount of this loan of $18,346 was settled under the Netting Arrangement.
[2]	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. The loan is due on June 30, 2025. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $10,780 and $nil, respectively. This loan is classified as long-term borrowing from a related party.